Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance at Dec. 31, 2008	$ 31,563	$ 0	$ 19	$ 209,895	$ 120	$ (178,471)
Common stock, shares at Dec. 31, 2008			18,927,988
Preferred stock, shares at Dec. 31, 2008		0
Stock based compensation	2,808			2,808
Issuance of common stock	1			1
Issuance of common stock, Shares			1,345
Comprehensive loss:
Net loss	(15,366)					(15,366)
Unrealized gain/loss on available-for-sale securities	(49)				(49)
Total comprehensive loss	(15,415)
Balance at Dec. 31, 2009	18,957	0	19	212,704	71	(193,837)
Common stock, shares at Dec. 31, 2009			18,929,333
Preferred stock, shares at Dec. 31, 2009		0
Stock based compensation	1,466			1,466
Issuance of common stock	4			4
Issuance of common stock, Shares			1,345
Comprehensive loss:
Net loss	(11,377)					(11,377)
Unrealized gain/loss on available-for-sale securities	(45)				(45)
Total comprehensive loss	(11,422)
Balance at Dec. 31, 2010	9,005	0	19	214,174	26	(205,214)
Common stock, shares at Dec. 31, 2010	18,930,678		18,930,678
Preferred stock, shares at Dec. 31, 2010		0
Stock based compensation	552			552
Issuance of common stock	11,485		5	11,480
Issuance of common stock, Shares			5,556,582
Comprehensive loss:
Net loss	(13,746)					(13,746)
Unrealized gain/loss on available-for-sale securities	2				2
Total comprehensive loss	(13,744)
Balance at Dec. 31, 2011	$ 7,298	$ 0	$ 24	$ 226,206	$ 28	$ (218,960)
Common stock, shares at Dec. 31, 2011	24,487,260		24,487,260
Preferred stock, shares at Dec. 31, 2011		0